Related Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-in-Interest Transactions
4.	Related Party and Party-in-Interest Transactions
The Plan owns shares of the common stock of the Company. The Plan permits that Bank matching contributions may be used to purchase common stock of the Company, and participants may also elect to invest in the Company’s Stock. These transactions qualify as related party and party-in-interest
transactions. The Plan owns 121,173 and 113,300
shares of the common stock of the Company as of December 31, 2025 and 2024, respectively. Total purchases related to the Company’s Stock at market value for 2025 were approximately
$223,000. Total sales related to the Company’s Stock at market value for 2025 were approximately $120,000. No shares were released in connection with the payment of benefits in 2025 and 2024.
Certain administrative functions of the Plan are performed by officers or employees of the Bank. No such officer or employee receives compensation from the Plan.
The Plan’s investments are managed by Voya. These transactions qualify as party-in-interest
transactions. Administrative fees for newly originated loans to participants are deducted from the loan proceeds by the trustee and are reflected in the statement of changes in net assets available for benefits as administrative expenses. Fees for accounting and other administrative services are paid for by the Bank.